CAPITAL - Share Repurchase (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2020
Banking Regulation, Total Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			5,000,000
Treasury Stock, Shares, Acquired	4,633,355	880,000
Treasury Stock Acquired, Average Cost Per Share	$ 23.33	$ 18.96